UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  _6/30/02_

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296____________
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		08/14/02
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	_68__

Form 13F Table Value Total:			__582,025__
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FORM 13F INFORMATION TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING AUTHORITY

NAME OF ISSUER
TITLE OF CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
19,316
157,040
SH

SOLE

98,440

58,600
Adobe Systems
COM
00724F101
285
10,000
SH

SOLE

10,000

0
Advent Software
COM
007974108
3,911
152,180
SH

SOLE

91,880

60,300
Affiliated Comput
COM
008190100
16,759
352,969
SH

SOLE

223,269

129,700
AIG
COM
026874107
11,507
168,652
SH

SOLE

101,058

67,594
Amgen
COM
031162100
2,430
58,028
SH

SOLE

23,028

35,000
Analog Devices
COM
032654105
6,014
202,478
SH

SOLE

119,478

83,000
Anthem
COM
03674B104
12,830
190,128
SH

SOLE

116,128

74,000
Applebees Intl
COM
037899101
4,227
184,180
SH

SOLE

104,580

79,600
Applied Materials
COM
038222105
5,841
307,091
SH

SOLE

186,491

120,600
ADP
COM
053015103
4,593
105,465
SH

SOLE

68,465

37,000
Biomet
COM
090613100
4,116
151,770
SH

SOLE

107,295

44,475
Blackrock
COM
09247X101
3,548
80,081
SH

SOLE

53,281

26,800
Brinker Int
COM
109641100
7,845
247,091
SH

SOLE

159,491

87,600
CBRL Group
COM
12489V106
4,313
141,747
SH

SOLE

87,547

54,200
Cardinal Health
COM
14149Y108
11,336
184,598
SH

SOLE

114,028

70,570
Charles Schwab
COM
808513105
896
80,000
SH

SOLE

80,000

0
Cheesecake Fact
COM
163072101
10,089
284,361
SH

SOLE

178,411

105,950
Coca-Cola
COM
191216100
11,461
204,665
SH

SOLE

127,065

77,600
Colgate-Palmolive
COM
194162103
9,149
182,798
SH

SOLE

115,098

67,700
Computer Scienc
COM
205363104
13,146
275,028
SH

SOLE

168,528

106,500
Costco
COM
22160K105
8,429
218,243
SH

SOLE

116,343

101,900
Cross Country
COM
22748P105
1,682
44,500
SH

SOLE

39,500

5,000
Dell Computer
COM
247025109
15,115
578,251
SH

SOLE

356,751

221,500
Electronic Data S
COM
285661104
2,702
72,740
SH

SOLE

32,240

40,500
Entravision
COM
29382R107
790
64,500
SH

SOLE

43,500

21,000
Fedex
COM
31428X106
7,540
141,196
SH

SOLE

84,996

56,200
Fifth Third Banc
COM
316773100
6,663
99,965
SH

SOLE

61,665

38,300
General Electric
COM
369604103
13,481
464,073
SH

SOLE

276,473

187,600
GlaxoSmithKline
ADS
37733W105
3,231
74,905
SH

SOLE

26,355

48,550
GlobalSantaFe
COM
G3930E101
5,065
185,195
SH

SOLE

105,295

79,900
HCA
COM
404119109
13,781
290,125
SH

SOLE

177,625

112,500
Home Depot
COM
437076102
13,186
358,991
SH

SOLE

219,641

139,350
Illinois Tool Works
COM
452308109
10,636
155,728
SH

SOLE

98,828

56,900
Intel
COM
458140100
8,137
445,383
SH

SOLE

271,583

173,800
Johnson & John
COM
478160104
10,990
210,295
SH

SOLE

128,695

81,600
KLA Tencor
COM
482480100
7,125
161,963
SH

SOLE

101,263

60,700
Kohl's
COM
500255104
21,055
300,443
SH

SOLE

195,843

104,600
Lab Corp of Am
COM
50540R409
7,091
155,328
SH

SOLE

93,828

61,500
Linear Technology
COM
535678106
6,658
211,828
SH

SOLE

126,228

85,600
Lowe's
COM
548661107
14,914
328,493
SH

SOLE

199,893

128,600
MKS Instruments
COM
55306N104
201
10,000
SH

SOLE

10,000

0
Medtronic
COM
585055106
14,371
335,376
SH

SOLE

207,076

128,300
Microsoft
COM
594918104
11,083
202,612
SH

SOLE

123,912

78,700
Molex
CL A COM
608554200
11,746
428,212
SH

SOLE

264,167

164,045
Nabors Industries
COM
G6359F103
3,459
98,000
SH

SOLE

54,500

43,500
Novellus Systems
COM
670008101
4,826
141,928
SH

SOLE

84,628

57,300
OM Group
COM
670872100
9,642
155,513
SH

SOLE

97,513

58,000
Patterson-UTI
COM
703481101
5,112
181,100
SH

SOLE

81,200

99,900
Pfizer
COM
717081103
15,458
441,656
SH

SOLE

272,256

169,400
Pier 1 Imports
COM
720279108
7,436
354,074
SH

SOLE

217,674

136,400
Stryker
COM
863667101
6,093
113,865
SH

SOLE

66,665

47,200
Tenet Healthcare
COM
88033G100
22,627
316,243
SH

SOLE

195,893

120,350
Texas Instruments
COM
882508104
4,824
203,559
SH

SOLE

121,559

82,000
Tiffany
COM
886547108
12,555
356,674
SH

SOLE

238,174

118,500
Transocean Sedc
COM
G90078109
2,722
87,389
SH

SOLE

36,101

51,288
Triad Hospitals
COM
89579K109
7,227
170,528
SH

SOLE

104,528

66,000
Union Pacific
COM
907818108
6,375
100,747
SH

SOLE

61,847

38,900
United Parcel
COM
911312106
10,522
170,396
SH

SOLE

104,496

65,900
UnitedHealth Gr
COM
91324P102
16,236
177,342
SH

SOLE

103,892

73,450
Univision Comm
COM
914906102
2,098
66,800
SH

SOLE

18,000

48,800
WTS Washing
COM
938862109
0
6
SH

SOLE

0

6
Wal-Mart
COM
931142103
18,557
337,343
SH

SOLE

205,443

131,900
Walgreen
COM
931422109
24,859
643,511
SH

SOLE

427,491

216,020
Wellpoint Health
COM
94973H108
16,509
212,168
SH

SOLE

126,568

85,600
Westinghouse Air
COM
960386100
1
38
SH

SOLE

0

38
Williams Sonoma
COM
969904101
3,471
113,196
SH

SOLE

69,196

44,000
Zimmer
COM
98956P102
2,133
59,828
SH

SOLE

44,428

15,400
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